Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Detail) - USD ($) $ in Thousands		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 127,898		$ 108,153		$ 105,633	$ 96,929
Investment in fixed deposits		9,196		41,827
Investments in marketable securities and mutual funds		167,844		263,013
Trade receivables		113,107		100,522
Unbilled revenue		99,192	[1]	86,786	[2]
Funds held for clients		9,411		11,643
Prepayments and other assets		6,357	[3]	6,283	[4]
Other non-current assets		15,920	[5]	13,509	[6]
Derivative assets		9,054		13,600
Total carrying value		557,979		645,336
Trade payables		25,397		27,829
Long-term debt		174,381	[7],[8]	0
Other employee obligations		100,148	[9]	95,098	[10]
Provision and accrued expenses		41,761		36,752
Lease liabilities		198,982		166,994		$ 191,907
Other liabilities		48,603	[11]	2,015	[12]
Derivative liabilities		9,918		6,873
Total carrying value		599,190		335,561
Financial liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables		25,397		27,829
Long-term debt	[8]	174,381
Other employee obligations		100,148	[9]	95,098	[10]
Provision and accrued expenses		41,761		36,752
Lease liabilities		198,982		166,994
Other liabilities		6,347	[11]	2,015	[12]
Total carrying value		547,016		328,688
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Other liabilities	[11]	42,256
Derivative liabilities		409		2,295
Total carrying value		42,665		2,295
Financial liabilities at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities		9,509		4,578
Total carrying value		9,509		4,578
Financial liabilities at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables		25,397		27,829
Long-term debt	[8]	174,381
Other employee obligations		100,148	[9]	95,098	[10]
Provision and accrued expenses		41,761		36,752
Lease liabilities		198,982		166,994
Other liabilities		48,603	[11]	2,015	[12]
Derivative liabilities		9,918		6,873
Total carrying value		599,190		335,561
Financial assets at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		127,898		108,153
Investment in fixed deposits		9,196		41,827
Trade receivables		113,107		100,522
Unbilled revenue		99,192	[1]	86,786	[2]
Funds held for clients		9,411		11,643
Prepayments and other assets		6,357	[3]	6,283	[4]
Other non-current assets		15,920	[5]	13,509	[6]
Total carrying value		381,081		368,723
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Investments in marketable securities and mutual funds		167,844		263,013
Derivative assets		1,424		556
Total carrying value		169,268		263,569
Financial assets at FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets		7,630		13,044
Total carrying value		7,630		13,044
Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		127,898		108,153
Investment in fixed deposits		9,196		41,827
Investments in marketable securities and mutual funds		167,844		263,013
Trade receivables		113,107		100,522
Unbilled revenue		99,192	[1]	86,786	[2]
Funds held for clients		9,411		11,643
Prepayments and other assets		6,357	[3]	6,283	[4]
Other non-current assets		15,920	[5]	13,509	[6]
Derivative assets		9,054		13,600
Total carrying value		$ 557,979		$ 645,336

[1]	Excluding non-financial assets $593.
[2]	Excluding non-financial assets $246.
[3]	Excluding non-financial assets $27,494.
[4]	Excluding non-financial assets $ 22,539.
[5]	Excluding non-financial assets $33,689.
[6]	Excluding non-financial assets $ 30,766.
[7]	Before netting off debt issuance cost of $975 and Nil as at March 31, 2023 and March 31, 2022, respectively.
[8]	Excluding non-financial asset (unamortized debt issuance cost) $975.
[9]	Excluding non-financial liabilities $27,237.
[10]	Excluding non-financial liabilities $ 26,908.
[11]	Excluding non-financial liabilities $12,903.
[12]	Excluding non-financial liabilities $ 9,414.